Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38354
Entity Registrant Name	CORPORACIÓN AMÉRICA AIRPORTS S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	128, Boulevard de la Pétrusse
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-2330
Entity Address, Country	LU
Title of 12(b) Security	Common Shares, U.S.$1.00 nominal value per share
Trading Symbol	CAAP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	165,219,146
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Price Waterhouse & Co. S.R.L
Auditor Firm ID	1349
Auditor Location	Buenos Aires, Argentina
Entity Central Index Key	0001717393
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document and Entity Information
Contact Personnel Name	Jorge Arruda Filho
City Area Code	352
Local Phone Number	26258274
Entity Address, Address Line One	128, Boulevard de la Pétrusse
Entity Address, City or Town	Luxembourg
Entity Address, Postal Zip Code	L-2330
Entity Address, Country	LU